SCHEDULE OF FUTURE CASH FLOWS UNDER LEASE AGREEMENT (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease Receivables
Year ended December 31, 2024	$ 78
Year ended December 31, 2024	13	$ 104
Year ended December 31, 2025		13
Present value of unguaranteed residual assets	4	4	$ 4	$ 4
Total	95	121
Less: Present value discount	(1)	(1)
Net investment in leases	$ 94	$ 120	$ 195	$ 221